COVER PAGE	Jun. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 20, 2022
Entity Registrant Name	Green Dot Corp
Entity Central Index Key	0001386278
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34819
Entity Tax Identification Number	95-4766827
Entity Address, Address Line One	114 W 7th Street, Suite 240
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(626)
Local Phone Number	765-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GDOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false